SCHEDULE OF BALANCE SHEET (Details) - USD ($)		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current Assets:
Cash		$ 15,630			$ 56,222				$ 374,091
Draws against commissions		241,988			208,344				175,103
Loan receivable									12,500
Due from related parties									482,550
Total Current Assets		490,918			449,566				1,044,244
Property and equipment, net					15,971				41,872
Related party loan
Total Current Assets		767,533			783,651				1,086,116
Current Liabilities:
Accounts payable and accruals		58,821			74,318				44,786
Total Current Liabilities		249,408			229,992				92,376
Loan payable, net of current portion		139,362			139,362				140,117
Total Liabilities		686,193			666,883				232,493
Stockholders’ Deficit:
Common stock		1,000			1,000				101	[1]
Additional paid-in capital		2,804,236			2,804,236				426,500
Accumulated deficit		(2,723,896)			(2,688,468)				427,022
Total stockholders’ equity		81,340	$ 531,855	$ 50,992	116,768	$ 880,633	$ 659,552	$ 515,152	853,623		$ (100,659)
Total Liabilities and Stockholders’ Equity		767,533			783,651				1,086,116
Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party		10,638			10,638				7,590
Related Party [Member]
Current Assets:
Due from related parties
Current Liabilities:
Loan payable – related party		$ 110,000			$ 90,000				40,000
Previously Reported [Member]
Current Assets:
Cash									374,091
Draws against commissions									212,323
Loan receivable									12,500
Due from related parties									510,468
Total Current Assets									1,109,382
Property and equipment, net									41,872
Related party loan									155,000
Total Current Assets									1,306,254
Current Liabilities:
Accounts payable and accruals									82,131
Total Current Liabilities									229,838
Loan payable, net of current portion
Total Liabilities									229,838
Stockholders’ Deficit:
Common stock	[1]
Additional paid-in capital									616,306
Accumulated deficit									460,110
Total stockholders’ equity									1,079,416
Total Liabilities and Stockholders’ Equity									1,306,254
Previously Reported [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party									147,707
Previously Reported [Member] | Related Party [Member]
Current Liabilities:
Loan payable – related party
Revision of Prior Period, Reclassification, Adjustment [Member]
Current Assets:
Cash
Draws against commissions									(37,220)
Loan receivable
Due from related parties									(27,918)
Total Current Assets									(65,138)
Property and equipment, net
Related party loan									(155,000)
Total Current Assets									(220,138)
Current Liabilities:
Accounts payable and accruals									(37,345)
Total Current Liabilities									(137,462)
Loan payable, net of current portion									140,117
Total Liabilities									2,655
Stockholders’ Deficit:
Common stock	[1]								101
Additional paid-in capital									(189,806)
Accumulated deficit									(33,088)
Total stockholders’ equity									(222,793)
Total Liabilities and Stockholders’ Equity									(220,138)
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party									(140,117)
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Current Liabilities:
Loan payable – related party									$ 40,000

[1]	Specifically related to reverse acquisition accounting.